RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		12 Months Ended
	Jun. 07, 2021	Dec. 31, 2023	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Aggregate purchase price		$ 214,200
Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued	4,312,500
Aggregate purchase price	$ 25,000
Shares subject to forfeiture			1,437,500
Common stock, shares outstanding (in shares)			2,875,000